Investments - Schedule of Available-for-Sale Securities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Debt Securities, Available-for-Sale [Line Items]
Acquisition Cost	$ 68,749	$ 105,749	$ 150,295
Unrealized Gain	0	64	123
Unrealized Loss	(32)		(2)
Estimated Fair Value	68,717	105,813	150,416
Short-term Investments
Debt Securities, Available-for-Sale [Line Items]
Estimated Fair Value	52,413	89,713	125,527
U.S. Government Obligations
Debt Securities, Available-for-Sale [Line Items]
Acquisition Cost	52,445	89,649	118,170
Unrealized Gain	0	64	121
Unrealized Loss	(32)		(2)
Estimated Fair Value	52,413	89,713	118,289
Corporate Debt Securities
Debt Securities, Available-for-Sale [Line Items]
Acquisition Cost			7,236
Unrealized Gain			2
Estimated Fair Value			7,238
Cash Equivalents
Debt Securities, Available-for-Sale [Line Items]
Estimated Fair Value	16,304	16,100	24,889
Money Market Funds
Debt Securities, Available-for-Sale [Line Items]
Acquisition Cost	16,304	16,100	24,889
Estimated Fair Value	$ 16,304	$ 16,100	$ 24,889